NOTE 4 AVAILABLE FOR SALE SECURITIES (Detail) (USD $)	12 Months Ended	102 Months Ended
	Dec. 31, 2012	Dec. 31, 2012
Unrealized Gain (Loss) on Investments	$ 12,500	$ 12,500
Available for Sale Agreement with Caribou [Member]
Available-for-sale Securities, Restrictions, Additional Information	earn up to a 100% interest in the Willa Claims by making aggregate payments to North Bay of USD $232,500 in cash and issuing 1,000,000 shares of Caribou common stock
Proceeds from Sale of Available-for-sale Securities	7,500
Proceeds from Available for Sale Securities, Shares (in Shares)	500,000
Proceeds from Available for Sale, Value of Shares Received	25,000
Investment Owned, at Fair Value	12,500	12,500
Unrealized Gain (Loss) on Investments	$ 12,500